First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 55.9%
	Aerospace & Defense – 1.1%
25,072	HEICO Corp.	$3,130,991
14,930	Huntington Ingalls Industries, Inc.	3,162,025
10,384	Northrop Grumman Corp.	3,891,819
		10,184,835
	Air Freight & Logistics – 0.4%
44,224	Expeditors International of Washington, Inc.	3,285,401
	Auto Components – 0.7%
136,322	Gentex Corp.	3,753,626
24,090	Lear Corp.	2,840,211
		6,593,837
	Banks – 4.8%
40,464	Bank of Hawaii Corp.	3,477,072
61,955	Banner Corp.	3,480,012
93,424	Cathay General Bancorp	3,245,083
56,234	Commerce Bancshares, Inc.	3,410,592
35,820	Cullen/Frost Bankers, Inc.	3,171,861
159,528	CVB Financial Corp.	3,329,349
108,961	First Financial Bankshares, Inc.	3,631,670
224,708	First Horizon National Corp.	3,640,270
84,699	First Interstate BancSystem, Inc., Class A	3,408,288
88,520	First Merchants Corp.	3,331,450
19,725	M&T Bank Corp.	3,115,958
64,025	US Bancorp	3,543,144
72,964	Zions Bancorp N.A.	3,248,357
		44,033,106
	Beverages – 0.8%
17,037	Constellation Brands, Inc., Class A	3,531,429
25,585	PepsiCo, Inc.	3,507,704
		7,039,133
	Biotechnology – 0.3%
49,658	Gilead Sciences, Inc.	3,147,324
	Building Products – 0.7%
30,349	Allegion PLC	3,145,674
71,139	AO Smith Corp.	3,394,042
		6,539,716
	Capital Markets – 4.4%
7,149	BlackRock, Inc.	3,185,881
83,475	Charles Schwab (The) Corp.	3,491,759
65,221	Cohen & Steers, Inc.	3,582,590
96,405	Franklin Resources, Inc.	2,782,248
75,340	Houlihan Lokey, Inc.	3,397,834
39,036	Intercontinental Exchange, Inc.	3,601,852
34,885	Nasdaq, Inc.	3,465,825
37,275	Northern Trust Corp.	3,478,503
39,681	Raymond James Financial, Inc.	3,272,095
59,801	SEI Investments Co.	3,543,508
30,580	T Rowe Price Group, Inc.	3,493,765
67,206	TD Ameritrade Holding Corp.	3,138,520
		40,434,380

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.9%
14,819	Air Products & Chemicals, Inc.	$3,287,743
31,120	Celanese Corp.	3,805,665
43,105	Eastman Chemical Co.	3,182,442
16,995	Ecolab, Inc.	3,365,690
38,951	LyondellBasell Industries N.V., Class A	3,484,946
		17,126,486
	Commercial Services & Supplies – 1.5%
14,139	Cintas Corp.	3,790,666
93,530	Rollins, Inc.	3,186,567
42,711	Tetra Tech, Inc.	3,705,606
17,789	UniFirst Corp.	3,470,990
		14,153,829
	Communications Equipment – 0.7%
61,300	Cisco Systems, Inc.	3,028,833
125,981	Juniper Networks, Inc.	3,118,030
		6,146,863
	Containers & Packaging – 0.4%
35,194	Packaging Corp. of America	3,734,083
	Diversified Consumer Services – 0.7%
4,862	Graham Holdings Co., Class B	3,225,694
71,716	Service Corp. International	3,428,742
		6,654,436
	Electric Utilities – 0.4%
78,828	OGE Energy Corp.	3,577,215
	Electrical Equipment – 0.7%
36,932	AMETEK, Inc.	3,391,096
40,283	Eaton Corp PLC	3,349,532
		6,740,628
	Electronic Equipment, Instruments & Components – 1.8%
34,967	Amphenol Corp., Class A	3,374,315
30,226	CDW Corp.	3,725,052
100,960	Corning, Inc.	2,879,379
51,934	Dolby Laboratories, Inc., Class A	3,357,014
35,026	TE Connectivity, Ltd.	3,263,723
		16,599,483
	Entertainment – 0.3%
24,024	Walt Disney (The) Co.	3,130,808
	Equity Real Estate Investment Trusts – 1.2%
192,368	Medical Properties Trust, Inc.	3,762,718
19,904	PS Business Parks, Inc.	3,621,533
14,087	Public Storage	3,455,118
		10,839,369
	Food & Staples Retailing – 0.4%
61,367	Walgreens Boots Alliance, Inc.	3,394,209
	Food Products – 1.9%
82,755	Hormel Foods Corp.	3,618,876
40,672	Ingredion, Inc.	3,324,529

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
20,843	J&J Snack Foods Corp.	$4,001,856
22,578	Lancaster Colony Corp.	3,130,440
62,243	Mondelez International, Inc., Class A	3,443,283
		17,518,984
	Health Care Equipment & Supplies – 1.1%
3,935	Atrion Corp.	3,066,034
40,963	Baxter International, Inc.	3,583,034
16,320	Stryker Corp.	3,530,016
		10,179,084
	Health Care Providers & Services – 1.5%
9,298	Chemed Corp.	3,882,566
12,643	Humana, Inc.	3,232,436
32,951	Quest Diagnostics, Inc.	3,526,745
13,747	UnitedHealth Group, Inc.	2,987,498
		13,629,245
	Hotels, Restaurants & Leisure – 0.7%
27,561	Darden Restaurants, Inc.	3,258,262
171,343	Wendy’s (The) Co.	3,423,433
		6,681,695
	Household Durables – 0.5%
77,787	DR Horton, Inc.	4,100,153
	Household Products – 1.2%
45,921	Church & Dwight Co., Inc.	3,455,096
30,597	Procter & Gamble (The) Co.	3,805,655
21,096	WD-40 Co.	3,871,960
		11,132,711
	Industrial Conglomerates – 0.7%
19,217	Honeywell International, Inc.	3,251,516
9,160	Roper Technologies, Inc.	3,266,456
		6,517,972
	Insurance – 7.3%
61,211	Aflac, Inc.	3,202,559
32,990	Allstate (The) Corp.	3,585,353
32,741	American Financial Group, Inc.	3,531,117
28,804	American National Insurance Co.	3,563,919
100,147	Brown & Brown, Inc.	3,611,301
32,363	Cincinnati Financial Corp.	3,775,791
71,275	CNA Financial Corp.	3,510,294
79,367	Employers Holdings, Inc.	3,458,814
83,246	Fidelity National Financial, Inc.	3,696,955
62,475	First American Financial Corp.	3,686,650
37,503	Globe Life, Inc.	3,591,287
60,210	Hartford Financial Services Group (The), Inc.	3,649,328
71,533	James River Group Holdings, Ltd.	3,665,351
149,906	Old Republic International Corp.	3,533,284
57,923	Principal Financial Group, Inc.	3,309,720
21,502	Reinsurance Group of America, Inc.	3,437,740
44,799	Selective Insurance Group, Inc.	3,368,437
22,438	Travelers (The) Cos., Inc.	3,336,306

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
50,886	WR Berkley Corp.	$3,675,496
		67,189,702
	IT Services – 3.0%
18,158	Accenture PLC, Class A	3,492,691
20,293	Automatic Data Processing, Inc.	3,275,696
26,278	Broadridge Financial Solutions, Inc.	3,269,772
25,052	Jack Henry & Associates, Inc.	3,656,840
12,680	Mastercard, Inc., Class A	3,443,508
46,248	MAXIMUS, Inc.	3,573,121
40,770	Paychex, Inc.	3,374,533
19,332	Visa, Inc., Class A	3,325,297
		27,411,458
	Life Sciences Tools & Services – 0.4%
44,931	Agilent Technologies, Inc.	3,443,063
	Machinery – 3.3%
19,579	Cummins, Inc.	3,184,916
66,856	Graco, Inc.	3,078,050
19,490	IDEX Corp.	3,194,021
22,247	Illinois Tool Works, Inc.	3,481,433
26,487	Ingersoll-Rand PLC	3,263,463
40,755	Lincoln Electric Holdings, Inc.	3,535,904
46,818	PACCAR, Inc.	3,277,728
20,254	Snap-on, Inc.	3,170,561
50,148	Toro (The) Co.	3,675,849
		29,861,925
	Media – 0.7%
148,512	Interpublic Group of (The) Cos., Inc.	3,201,919
40,939	Omnicom Group, Inc.	3,205,523
		6,407,442
	Metals & Mining – 0.4%
35,458	Reliance Steel & Aluminum Co.	3,533,744
	Mortgage Real Estate Investment Trusts – 0.4%
467,255	MFA Financial, Inc.	3,438,997
	Oil, Gas & Consumable Fuels – 1.0%
146,120	Cabot Oil & Gas Corp.	2,567,328
43,781	Exxon Mobil Corp.	3,091,377
35,866	Phillips 66	3,672,678
		9,331,383
	Personal Products – 0.8%
18,323	Estee Lauder (The) Cos., Inc., Class A	3,645,361
50,456	Inter Parfums, Inc.	3,530,406
		7,175,767
	Pharmaceuticals – 1.0%
24,089	Johnson & Johnson	3,116,635
77,445	Pfizer, Inc.	2,782,599
29,562	Zoetis, Inc.	3,683,129
		9,582,363

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 0.8%
57,310	Exponent, Inc.	$4,005,969
58,847	Robert Half International, Inc.	3,275,424
		7,281,393
	Road & Rail – 1.5%
31,066	Landstar System, Inc.	3,497,410
16,829	Norfolk Southern Corp.	3,023,498
19,837	Union Pacific Corp.	3,213,197
107,945	Werner Enterprises, Inc.	3,810,459
		13,544,564
	Semiconductors & Semiconductor Equipment – 1.2%
70,084	Intel Corp.	3,611,429
56,084	Maxim Integrated Products, Inc.	3,247,824
29,235	Texas Instruments, Inc.	3,778,331
		10,637,584
	Software – 0.7%
12,839	Intuit, Inc.	3,414,403
58,889	Oracle Corp.	3,240,662
		6,655,065
	Specialty Retail – 0.8%
33,846	Ross Stores, Inc.	3,717,983
63,444	TJX (The) Cos., Inc.	3,536,369
		7,254,352
	Textiles, Apparel & Luxury Goods – 0.8%
33,496	Columbia Sportswear Co.	3,245,427
39,963	NIKE, Inc., Class B	3,753,325
		6,998,752
	Tobacco – 0.3%
70,853	Altria Group, Inc.	2,897,888
	Trading Companies & Distributors – 0.7%
45,176	MSC Industrial Direct Co., Inc., Class A	3,276,615
20,516	Watsco, Inc.	3,470,897
		6,747,512
	Total Common Stocks	512,507,939
	(Cost $455,094,490)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 37.5%
	Aerospace & Defense – 0.5%
$250,000	Lockheed Martin Corp.	3.55%	01/15/26	268,236
248,000	Lockheed Martin Corp.	4.09%	09/15/52	292,125
250,000	Northrop Grumman Corp.	2.08%	10/15/20	250,127
500,000	Northrop Grumman Corp.	2.55%	10/15/22	506,867
250,000	Northrop Grumman Corp.	2.93%	01/15/25	257,882
500,000	Northrop Grumman Corp.	3.25%	01/15/28	525,206
500,000	Northrop Grumman Corp.	4.03%	10/15/47	567,999
750,000	United Technologies Corp.	3.35%	08/16/21	769,593
250,000	United Technologies Corp.	3.65%	08/16/23	264,727
250,000	United Technologies Corp.	3.95%	08/16/25	274,093

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$250,000	United Technologies Corp.	4.63%	11/16/48	$311,884
				4,288,739
	Air Freight & Logistics – 1.0%
850,000	FedEx Corp.	3.30%	03/15/27	872,376
500,000	FedEx Corp.	4.20%	10/17/28	542,034
648,000	FedEx Corp.	4.55%	04/01/46	680,794
550,000	FedEx Corp.	4.40%	01/15/47	564,440
500,000	FedEx Corp.	4.95%	10/17/48	555,494
1,000,000	United Parcel Service, Inc.	2.05%	04/01/21	1,001,061
500,000	United Parcel Service, Inc.	2.35%	05/16/22	504,212
545,000	United Parcel Service, Inc.	2.45%	10/01/22	551,424
500,000	United Parcel Service, Inc.	2.50%	04/01/23	507,056
250,000	United Parcel Service, Inc.	2.20%	09/01/24	251,023
250,000	United Parcel Service, Inc.	2.80%	11/15/24	258,585
500,000	United Parcel Service, Inc.	2.40%	11/15/26	503,530
250,000	United Parcel Service, Inc.	3.05%	11/15/27	262,237
500,000	United Parcel Service, Inc.	3.40%	03/15/29	535,480
250,000	United Parcel Service, Inc.	2.50%	09/01/29	249,369
500,000	United Parcel Service, Inc.	3.40%	11/15/46	507,118
500,000	United Parcel Service, Inc.	4.25%	03/15/49	578,534
250,000	United Parcel Service, Inc.	3.40%	09/01/49	252,258
				9,177,025
	Airlines – 0.0%
250,000	Southwest Airlines Co.	3.00%	11/15/26	256,802
	Automobiles – 0.1%
250,000	General Motors Co.	5.00%	10/01/28	265,815
250,000	General Motors Co.	5.95%	04/01/49	268,271
				534,086
	Banks – 6.1%
600,000	Bank of America Corp.	2.63%	04/19/21	605,533
500,000	Bank of America Corp. (a)	2.37%	07/21/21	500,856
250,000	Bank of America Corp. (a)	2.33%	10/01/21	250,318
500,000	Bank of America Corp. (a)	2.74%	01/23/22	502,931
250,000	Bank of America Corp.	2.50%	10/21/22	251,762
500,000	Bank of America Corp. (a)	2.88%	04/24/23	507,560
500,000	Bank of America Corp. (a)	2.82%	07/21/23	507,851
1,207,000	Bank of America Corp. (a)	3.00%	12/20/23	1,233,311
250,000	Bank of America Corp. (a)	3.55%	03/05/24	259,950
450,000	Bank of America Corp.	4.00%	04/01/24	482,687
500,000	Bank of America Corp. (a)	3.86%	07/23/24	526,993
500,000	Bank of America Corp. (a)	3.46%	03/15/25	521,343
500,000	Bank of America Corp. (a)	3.09%	10/01/25	514,787
250,000	Bank of America Corp. (a)	3.37%	01/23/26	260,217
400,000	Bank of America Corp.	4.45%	03/03/26	436,259
950,000	Bank of America Corp.	3.50%	04/19/26	1,009,419
500,000	Bank of America Corp. (a)	3.56%	04/23/27	527,801
150,000	Bank of America Corp.	3.25%	10/21/27	156,037
250,000	Bank of America Corp.	4.18%	11/25/27	270,088
500,000	Bank of America Corp. (a)	3.82%	01/20/28	537,133
500,000	Bank of America Corp. (a)	3.71%	04/24/28	532,211
500,000	Bank of America Corp. (a)	3.59%	07/21/28	528,294
1,091,000	Bank of America Corp. (a)	3.42%	12/20/28	1,140,380

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$250,000	Bank of America Corp. (a)	3.97%	03/05/29	$271,091
500,000	Bank of America Corp. (a)	4.27%	07/23/29	556,623
500,000	Bank of America Corp. (a)	3.97%	02/07/30	546,837
500,000	Bank of America Corp. (a)	3.19%	07/23/30	516,311
250,000	Bank of America Corp. (a)	4.24%	04/24/38	286,059
500,000	Bank of America Corp. (a)	4.08%	04/23/40	560,201
225,000	Bank of America Corp.	5.88%	02/07/42	311,979
250,000	Bank of America Corp. (a)	4.44%	01/20/48	297,010
500,000	Bank of America Corp. (a)	3.95%	01/23/49	562,304
500,000	Bank of America Corp. (a)	4.33%	03/15/50	590,035
500,000	BB&T Corp.	2.20%	03/16/23	499,952
500,000	CIT Bank N.A. (a)	2.97%	09/27/25	500,788
250,000	Citibank N.A.	3.40%	07/23/21	255,943
500,000	Citibank N.A. (a)	3.17%	02/19/22	506,677
500,000	Citibank N.A. (a)	2.84%	05/20/22	505,211
600,000	Citigroup, Inc.	2.70%	03/30/21	605,801
350,000	Citigroup, Inc.	2.35%	08/02/21	351,558
250,000	Citigroup, Inc.	2.90%	12/08/21	253,774
775,000	Citigroup, Inc.	4.50%	01/14/22	814,974
500,000	Citigroup, Inc.	2.75%	04/25/22	507,612
500,000	Citigroup, Inc.	2.70%	10/27/22	507,591
500,000	Citigroup, Inc. (a)	2.88%	07/24/23	506,622
250,000	Citigroup, Inc. (a)	4.04%	06/01/24	264,293
500,000	Citigroup, Inc. (a)	3.35%	04/24/25	518,405
450,000	Citigroup, Inc.	4.60%	03/09/26	492,050
300,000	Citigroup, Inc.	3.40%	05/01/26	313,611
250,000	Citigroup, Inc.	3.20%	10/21/26	258,654
300,000	Citigroup, Inc.	4.30%	11/20/26	323,440
350,000	Citigroup, Inc.	4.45%	09/29/27	382,199
500,000	Citigroup, Inc. (a)	3.89%	01/10/28	535,987
1,000,000	Citigroup, Inc. (a)	3.67%	07/24/28	1,059,478
500,000	Citigroup, Inc.	4.13%	07/25/28	537,063
500,000	Citigroup, Inc. (a)	3.52%	10/27/28	523,318
250,000	Citigroup, Inc. (a)	4.08%	04/23/29	272,420
500,000	Citigroup, Inc. (a)	3.98%	03/20/30	544,115
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	547,411
200,000	Citigroup, Inc.	5.88%	01/30/42	273,105
100,000	Citigroup, Inc.	6.68%	09/13/43	145,200
750,000	Citigroup, Inc.	4.75%	05/18/46	876,001
500,000	Citigroup, Inc. (a)	4.28%	04/24/48	587,754
500,000	Citigroup, Inc.	4.65%	07/23/48	612,794
500,000	Citizens Financial Group, Inc.	2.85%	07/27/26	505,505
500,000	Comerica Bank	2.50%	07/23/24	505,004
500,000	Comerica, Inc.	4.00%	02/01/29	550,698
250,000	Huntington National Bank (The)	3.55%	10/06/23	262,167
150,000	JPMorgan Chase & Co.	2.55%	03/01/21	150,882
550,000	JPMorgan Chase & Co.	4.63%	05/10/21	571,786
450,000	JPMorgan Chase & Co.	2.40%	06/07/21	452,266
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	335,856
500,000	JPMorgan Chase & Co. (a)	3.21%	04/01/23	512,423
250,000	JPMorgan Chase & Co. (a)	2.78%	04/25/23	253,309
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	508,732
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	426,461
250,000	JPMorgan Chase & Co. (a)	3.56%	04/23/24	260,836
250,000	JPMorgan Chase & Co. (a)	3.80%	07/23/24	263,809

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	JPMorgan Chase & Co. (a)	2.30%	10/15/25	$498,463
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	890,217
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	327,617
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	263,407
500,000	JPMorgan Chase & Co. (a)	3.78%	02/01/28	535,353
500,000	JPMorgan Chase & Co. (a)	3.54%	05/01/28	527,653
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	528,939
250,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	273,268
500,000	JPMorgan Chase & Co. (a)	4.20%	07/23/29	554,581
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	536,183
500,000	JPMorgan Chase & Co. (a)	2.74%	10/15/30	497,138
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	573,338
250,000	JPMorgan Chase & Co. (a)	3.88%	07/24/38	276,648
100,000	JPMorgan Chase & Co.	4.85%	02/01/44	126,273
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	187,105
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	584,602
500,000	JPMorgan Chase & Co. (a)	4.03%	07/24/48	566,159
750,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	842,177
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	557,226
500,000	JPMorgan Chase Bank N.A. (a)	2.60%	02/01/21	500,864
250,000	JPMorgan Chase Bank N.A. (a)	3.09%	04/26/21	251,257
500,000	PNC Financial Services Group (The), Inc.	2.60%	07/23/26	506,713
500,000	Regions Bank	2.75%	04/01/21	503,419
500,000	Regions Financial Corp.	3.80%	08/14/23	527,342
900,000	Wells Fargo & Co.	3.00%	01/22/21	910,197
550,000	Wells Fargo & Co.	2.50%	03/04/21	552,740
300,000	Wells Fargo & Co.	2.10%	07/26/21	299,788
500,000	Wells Fargo & Co.	2.63%	07/22/22	505,728
425,000	Wells Fargo & Co.	3.30%	09/09/24	443,961
550,000	Wells Fargo & Co.	3.00%	04/22/26	564,415
100,000	Wells Fargo & Co.	4.10%	06/03/26	107,203
250,000	Wells Fargo & Co.	3.00%	10/23/26	256,975
200,000	Wells Fargo & Co.	4.30%	07/22/27	219,306
500,000	Wells Fargo & Co. (a)	3.58%	05/22/28	530,095
100,000	Wells Fargo & Co.	4.90%	11/17/45	119,086
275,000	Wells Fargo & Co.	4.40%	06/14/46	309,268
750,000	Wells Fargo & Co.	4.75%	12/07/46	886,712
250,000	Wells Fargo Bank N.A. (a)	3.33%	07/23/21	252,240
1,000,000	Wells Fargo Bank N.A.	3.63%	10/22/21	1,029,268
500,000	Wells Fargo Bank N.A. (a)	2.08%	09/09/22	498,990
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	266,228
				56,193,848
	Beverages – 0.9%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	1,012,281
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,314,599
337,000	Anheuser-Busch Inbev Finance, Inc.	2.65%	02/01/21	340,284
562,000	Anheuser-Busch Inbev Finance, Inc.	3.30%	02/01/23	583,819
250,000	Anheuser-Busch Inbev Worldwide, Inc.	3.50%	01/12/24	264,045
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.15%	01/23/25	273,223
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	290,794
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	297,503
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	280,388
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	288,814
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	327,655

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	$293,329
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	338,071
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	1,026,083
500,000	Coca-Cola (The) Co.	1.75%	09/06/24	495,660
500,000	Constellation Brands, Inc.	3.15%	08/01/29	510,538
500,000	PepsiCo, Inc.	3.38%	07/29/49	533,603
				8,470,689
	Biotechnology – 0.5%
250,000	AbbVie, Inc.	3.38%	11/14/21	256,319
375,000	AbbVie, Inc.	2.90%	11/06/22	382,437
250,000	AbbVie, Inc.	3.75%	11/14/23	263,082
250,000	AbbVie, Inc.	3.60%	05/14/25	260,224
250,000	AbbVie, Inc.	4.25%	11/14/28	271,491
275,000	AbbVie, Inc.	4.40%	11/06/42	284,202
300,000	AbbVie, Inc.	4.70%	05/14/45	321,461
250,000	AbbVie, Inc.	4.88%	11/14/48	276,251
450,000	Amgen, Inc.	2.70%	05/01/22	456,828
500,000	Amgen, Inc.	2.65%	05/11/22	506,733
200,000	Amgen, Inc.	3.63%	05/22/24	212,017
100,000	Amgen, Inc.	2.60%	08/19/26	100,408
500,000	Amgen, Inc.	3.20%	11/02/27	523,188
350,000	Amgen, Inc.	4.40%	05/01/45	396,154
				4,510,795
	Building Products – 0.1%
250,000	Owens Corning	3.95%	08/15/29	254,699
250,000	Owens Corning	4.30%	07/15/47	227,476
				482,175
	Capital Markets – 2.3%
700,000	Goldman Sachs Group (The), Inc.	2.63%	04/25/21	704,254
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	500,619
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	505,543
500,000	Goldman Sachs Group (The), Inc. (a)	2.88%	10/31/22	505,828
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	728,448
250,000	Goldman Sachs Group (The), Inc. (a)	2.91%	06/05/23	253,356
500,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/24/23	506,968
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	524,353
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	639,789
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	156,470
500,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	516,465
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	642,577
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	582,093
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	519,825
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	795,881
250,000	Goldman Sachs Group (The), Inc. (a)	3.69%	06/05/28	262,439
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	531,282
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	546,230
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	539,401
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	565,699
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	553,099
1,000,000	Morgan Stanley	2.50%	04/21/21	1,006,995
550,000	Morgan Stanley	5.50%	07/28/21	583,781
500,000	Morgan Stanley	2.63%	11/17/21	504,928
500,000	Morgan Stanley	2.75%	05/19/22	507,439

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Morgan Stanley	3.13%	01/23/23	$513,199
300,000	Morgan Stanley	3.75%	02/25/23	313,863
500,000	Morgan Stanley (a)	3.74%	04/24/24	522,449
450,000	Morgan Stanley	3.88%	04/29/24	479,035
250,000	Morgan Stanley (a)	2.72%	07/22/25	252,675
800,000	Morgan Stanley	3.88%	01/27/26	859,382
250,000	Morgan Stanley	4.35%	09/08/26	270,943
250,000	Morgan Stanley	3.63%	01/20/27	264,940
500,000	Morgan Stanley (a)	3.59%	07/22/28	527,500
500,000	Morgan Stanley (a)	3.77%	01/24/29	534,810
500,000	Morgan Stanley (a)	4.43%	01/23/30	562,015
500,000	Morgan Stanley (a)	3.97%	07/22/38	549,421
500,000	Morgan Stanley (a)	4.46%	04/22/39	583,257
350,000	Morgan Stanley	6.38%	07/24/42	508,793
100,000	Morgan Stanley	4.30%	01/27/45	115,902
250,000	Morgan Stanley	4.38%	01/22/47	293,881
				20,835,827
	Chemicals – 0.1%
200,000	Dow Chemical (The) Co.	3.00%	11/15/22	203,892
250,000	Dow Chemical (The) Co. (b)	3.15%	05/15/24	256,598
250,000	Dow Chemical (The) Co. (b)	4.80%	05/15/49	276,757
500,000	LYB International Finance III, LLC	4.20%	10/15/49	497,438
				1,234,685
	Commercial Services & Supplies – 0.0%
250,000	Republic Services, Inc.	2.50%	08/15/24	252,939
	Communications Equipment – 0.2%
800,000	Cisco Systems, Inc.	2.20%	09/20/23	810,397
500,000	Cisco Systems, Inc.	3.63%	03/04/24	536,419
200,000	Cisco Systems, Inc.	2.50%	09/20/26	205,877
225,000	Cisco Systems, Inc.	5.90%	02/15/39	321,652
				1,874,345
	Construction Materials – 0.0%
250,000	Vulcan Materials Co.	4.50%	06/15/47	269,037
	Consumer Finance – 1.4%
250,000	American Express Co.	3.00%	02/22/21	253,287
250,000	American Express Co.	2.50%	08/01/22	252,596
250,000	American Express Co.	3.70%	08/03/23	263,557
250,000	American Express Co.	3.40%	02/22/24	261,626
500,000	American Express Co.	2.50%	07/30/24	504,203
500,000	American Express Co.	3.00%	10/30/24	516,691
450,000	American Express Co.	3.63%	12/05/24	476,535
250,000	American Express Co.	4.20%	11/06/25	274,941
575,000	American Express Credit Corp.	2.25%	05/05/21	577,197
250,000	American Express Credit Corp.	2.70%	03/03/22	254,442
250,000	Capital One Financial Corp.	4.25%	04/30/25	270,748
500,000	Capital One Financial Corp.	3.80%	01/31/28	527,961
500,000	Capital One N.A.	2.65%	08/08/22	505,862
1,039,000	Caterpillar Financial Services Corp.	1.70%	08/09/21	1,034,801
1,000,000	Caterpillar Financial Services Corp.	2.55%	11/29/22	1,018,200
500,000	Caterpillar Financial Services Corp.	2.85%	05/17/24	514,984
500,000	Discover Bank	3.35%	02/06/23	515,728

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$500,000	Discover Bank	2.45%	09/12/24	$499,172
250,000	Discover Bank	4.65%	09/13/28	278,673
500,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	496,067
250,000	Ford Motor Credit Co., LLC	3.35%	11/01/22	250,215
250,000	Ford Motor Credit Co., LLC	4.54%	08/01/26	250,132
500,000	Ford Motor Credit Co., LLC	3.82%	11/02/27	474,490
250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	249,923
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	252,636
500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	515,983
250,000	General Motors Financial Co., Inc.	3.55%	07/08/22	255,207
250,000	General Motors Financial Co., Inc.	5.10%	01/17/24	268,838
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	253,001
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	217,113
100,000	General Motors Financial Co., Inc.	4.00%	10/06/26	101,269
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	257,182
250,000	General Motors Financial Co., Inc.	3.85%	01/05/28	248,643
				12,891,903
	Containers & Packaging – 0.2%
350,000	International Paper Co.	4.40%	08/15/47	364,912
250,000	WRKCo, Inc.	3.00%	09/15/24	254,838
250,000	WRKCo, Inc.	3.38%	09/15/27	254,539
500,000	WRKCo, Inc.	3.90%	06/01/28	528,017
250,000	WRKCo, Inc.	4.90%	03/15/29	283,570
250,000	WRKCo, Inc.	4.20%	06/01/32	273,695
				1,959,571
	Diversified Financial Services – 0.3%
250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	293,496
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	592,829
125,000	Berkshire Hathaway, Inc.	2.75%	03/15/23	128,222
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	448,846
250,000	Dell International LLC/EMC Corp. (b)	4.42%	06/15/21	257,847
250,000	Dell International LLC/EMC Corp. (b)	4.00%	07/15/24	261,639
500,000	Dell International LLC/EMC Corp. (b)	4.90%	10/01/26	536,373
250,000	Dell International LLC/EMC Corp. (b)	5.30%	10/01/29	272,794
250,000	Dell International LLC/EMC Corp. (b)	8.35%	07/15/46	330,167
				3,122,213
	Diversified Telecommunication Services – 1.2%
250,000	AT&T, Inc.	3.20%	03/01/22	256,183
250,000	AT&T, Inc.	3.80%	03/01/24	264,372
150,000	AT&T, Inc.	3.90%	03/11/24	159,156
350,000	AT&T, Inc.	3.40%	05/15/25	365,457
650,000	AT&T, Inc.	4.13%	02/17/26	702,679
545,000	AT&T, Inc.	4.10%	02/15/28	589,656
500,000	AT&T, Inc.	4.35%	03/01/29	552,708
462,000	AT&T, Inc.	4.30%	02/15/30	508,771
250,000	AT&T, Inc.	5.25%	03/01/37	294,658
500,000	AT&T, Inc.	4.85%	03/01/39	567,969
425,000	AT&T, Inc.	4.80%	06/15/44	470,850
250,000	AT&T, Inc.	4.35%	06/15/45	263,162
250,000	AT&T, Inc.	4.75%	05/15/46	277,693
550,000	AT&T, Inc.	5.65%	02/15/47	682,956
250,000	AT&T, Inc.	5.70%	03/01/57	314,525
250,000	Verizon Communications, Inc.	2.63%	08/15/26	253,493

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$250,000	Verizon Communications, Inc.	4.13%	03/16/27	$276,276
250,000	Verizon Communications, Inc.	3.88%	02/08/29	274,574
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,244,610
231,000	Verizon Communications, Inc.	4.27%	01/15/36	260,152
298,000	Verizon Communications, Inc.	4.13%	08/15/46	332,535
750,000	Verizon Communications, Inc.	4.86%	08/21/46	917,369
250,000	Verizon Communications, Inc.	4.52%	09/15/48	296,051
249,000	Verizon Communications, Inc.	5.01%	08/21/54	313,860
272,000	Verizon Communications, Inc.	4.67%	03/15/55	326,760
				10,766,475
	Electric Utilities – 4.1%
500,000	AEP Texas, Inc.	2.40%	10/01/22	502,353
500,000	AEP Texas, Inc.	3.80%	10/01/47	546,349
500,000	AEP Texas, Inc.	4.15%	05/01/49	576,266
750,000	AEP Transmission Co., LLC	3.10%	12/01/26	784,848
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	282,729
500,000	AEP Transmission Co., LLC	3.75%	12/01/47	546,359
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	589,116
250,000	AEP Transmission Co., LLC	3.15%	09/15/49	246,638
250,000	Alabama Power Co.	3.70%	12/01/47	269,618
500,000	Alabama Power Co.	3.45%	10/01/49	517,116
250,000	American Electric Power Co., Inc.	2.95%	12/15/22	255,201
500,000	American Electric Power Co., Inc.	3.20%	11/13/27	522,340
300,000	Appalachian Power Co.	4.40%	05/15/44	346,024
250,000	Appalachian Power Co.	4.50%	03/01/49	299,744
500,000	Atlantic City Electric Co.	4.00%	10/15/28	561,723
250,000	Baltimore Gas & Electric Co.	2.40%	08/15/26	250,194
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	260,001
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	270,286
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	248,073
250,000	CenterPoint Energy Houston Electric LLC	2.40%	09/01/26	250,564
500,000	CenterPoint Energy Houston Electric LLC	3.00%	02/01/27	519,294
295,000	CenterPoint Energy Houston Electric LLC	4.50%	04/01/44	361,432
250,000	CenterPoint Energy Houston Electric LLC	3.95%	03/01/48	285,702
500,000	CenterPoint Energy Houston Electric LLC	4.25%	02/01/49	601,125
500,000	Cleveland Electric Illuminating (The) Co. (b)	3.50%	04/01/28	522,145
500,000	Cleveland Electric Illuminating (The) Co. (b)	4.55%	11/15/30	569,440
300,000	Commonwealth Edison Co.	3.40%	09/01/21	307,010
200,000	Commonwealth Edison Co.	2.55%	06/15/26	202,930
250,000	Commonwealth Edison Co.	2.95%	08/15/27	259,112
250,000	Commonwealth Edison Co.	3.70%	08/15/28	274,571
300,000	Commonwealth Edison Co.	3.70%	03/01/45	324,066
400,000	Commonwealth Edison Co.	3.65%	06/15/46	432,791
500,000	Commonwealth Edison Co.	3.75%	08/15/47	548,102
250,000	Commonwealth Edison Co.	4.00%	03/01/48	286,502
500,000	Commonwealth Edison Co.	4.00%	03/01/49	577,581
100,000	Duke Energy Carolinas LLC	2.50%	03/15/23	101,716
500,000	Duke Energy Carolinas LLC	3.05%	03/15/23	517,647
250,000	Duke Energy Carolinas LLC	2.45%	08/15/29	250,507
250,000	Duke Energy Carolinas LLC	3.20%	08/15/49	251,392
250,000	Duke Energy Corp.	1.80%	09/01/21	248,961
300,000	Duke Energy Corp.	3.55%	09/15/21	307,140
500,000	Duke Energy Corp.	2.40%	08/15/22	505,216
250,000	Duke Energy Corp.	3.15%	08/15/27	260,002

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Duke Energy Corp.	3.40%	06/15/29	$524,720
950,000	Duke Energy Corp.	3.75%	09/01/46	979,727
500,000	Duke Energy Corp.	3.95%	08/15/47	536,006
500,000	Duke Energy Corp.	4.20%	06/15/49	559,366
500,000	Duke Energy Florida LLC	3.20%	01/15/27	525,781
250,000	Duke Energy Florida LLC	3.80%	07/15/28	275,618
250,000	Duke Energy Florida LLC	3.40%	10/01/46	258,609
250,000	Duke Energy Florida LLC	4.20%	07/15/48	291,395
500,000	Duke Energy Progress LLC	3.45%	03/15/29	540,105
250,000	Duke Energy Progress LLC	3.60%	09/15/47	265,574
250,000	Entergy Texas, Inc.	3.55%	09/30/49	261,161
575,000	Exelon Corp.	5.15%	12/01/20	590,525
200,000	Exelon Corp.	2.45%	04/15/21	200,503
500,000	Exelon Corp.	3.50%	06/01/22	513,012
250,000	Exelon Corp.	4.45%	04/15/46	283,108
210,000	Florida Power & Light Co.	4.05%	06/01/42	242,626
250,000	Florida Power & Light Co.	3.95%	03/01/48	289,436
500,000	Florida Power & Light Co.	3.99%	03/01/49	584,520
500,000	Georgia Power Co.	2.20%	09/15/24	495,223
250,000	Indiana Michigan Power Co.	3.85%	05/15/28	274,890
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	544,221
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	295,409
500,000	Jersey Central Power & Light Co. (b)	4.30%	01/15/26	547,757
410,000	Metropolitan Edison Co. (b)	3.50%	03/15/23	426,055
500,000	Metropolitan Edison Co. (b)	4.30%	01/15/29	564,501
500,000	Oncor Electric Delivery Co., LLC (b)	2.75%	06/01/24	513,736
250,000	PECO Energy Co.	3.70%	09/15/47	275,657
500,000	PECO Energy Co.	3.90%	03/01/48	564,522
250,000	PECO Energy Co.	3.00%	09/15/49	245,289
100,000	Public Service Electric & Gas Co.	1.90%	03/15/21	100,002
500,000	Public Service Electric & Gas Co.	3.25%	09/01/23	523,184
550,000	Public Service Electric & Gas Co.	2.25%	09/15/26	547,291
250,000	Public Service Electric & Gas Co.	3.00%	05/15/27	260,545
500,000	Public Service Electric & Gas Co.	3.65%	09/01/28	548,174
250,000	Public Service Electric & Gas Co.	3.20%	05/15/29	265,985
275,000	Public Service Electric & Gas Co.	3.95%	05/01/42	309,581
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	540,919
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	291,358
250,000	Public Service Electric & Gas Co.	3.85%	05/01/49	283,980
500,000	Public Service Electric & Gas Co.	3.20%	08/01/49	513,364
250,000	Southern California Edison Co.	2.85%	08/01/29	252,708
250,000	Southern California Edison Co.	4.00%	04/01/47	268,557
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	501,926
500,000	Virginia Electric & Power Co.	2.75%	03/15/23	510,730
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	209,379
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	464,416
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	266,913
500,000	Virginia Electric & Power Co.	2.88%	07/15/29	513,175
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	559,189
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	279,737
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	271,081
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	612,613
				38,003,785

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electrical Equipment – 0.1%
$250,000	Rockwell Automation, Inc.	3.50%	03/01/29	$271,091
250,000	Rockwell Automation, Inc.	4.20%	03/01/49	300,528
				571,619
	Energy Equipment & Services – 0.0%
250,000	Halliburton Co.	5.00%	11/15/45	279,593
	Entertainment – 0.3%
150,000	TWDC Enterprises 18 Corp.	3.00%	02/13/26	158,112
350,000	TWDC Enterprises 18 Corp.	1.85%	07/30/26	345,571
500,000	TWDC Enterprises 18 Corp.	2.95%	06/15/27	532,748
475,000	TWDC Enterprises 18 Corp.	4.13%	06/01/44	574,542
250,000	Walt Disney (The) Co.	1.65%	09/01/22	249,544
500,000	Walt Disney (The) Co.	1.75%	08/30/24	495,421
250,000	Walt Disney (The) Co.	2.00%	09/01/29	243,814
250,000	Walt Disney (The) Co.	2.75%	09/01/49	240,656
				2,840,408
	Equity Real Estate Investment Trusts – 0.0%
250,000	Simon Property Group L.P.	2.00%	09/13/24	247,742
	Food & Staples Retailing – 0.8%
250,000	Walmart, Inc.	3.13%	06/23/21	255,718
1,000,000	Walmart, Inc.	2.35%	12/15/22	1,014,741
250,000	Walmart, Inc.	3.40%	06/26/23	263,324
325,000	Walmart, Inc.	3.30%	04/22/24	343,484
500,000	Walmart, Inc.	2.85%	07/08/24	519,937
500,000	Walmart, Inc.	2.65%	12/15/24	516,129
250,000	Walmart, Inc.	3.55%	06/26/25	270,098
500,000	Walmart, Inc.	3.05%	07/08/26	530,126
250,000	Walmart, Inc.	3.70%	06/26/28	277,298
500,000	Walmart, Inc.	3.25%	07/08/29	540,609
500,000	Walmart, Inc.	2.38%	09/24/29	504,541
250,000	Walmart, Inc.	3.95%	06/28/38	293,315
1,000,000	Walmart, Inc.	3.63%	12/15/47	1,125,044
250,000	Walmart, Inc.	4.05%	06/29/48	301,194
500,000	Walmart, Inc.	2.95%	09/24/49	504,795
				7,260,353
	Food Products – 0.7%
500,000	Conagra Brands, Inc.	3.80%	10/22/21	516,181
500,000	Conagra Brands, Inc.	4.30%	05/01/24	536,997
500,000	Conagra Brands, Inc.	4.60%	11/01/25	550,274
500,000	Conagra Brands, Inc.	4.85%	11/01/28	565,934
500,000	Conagra Brands, Inc.	5.30%	11/01/38	578,588
500,000	Conagra Brands, Inc.	5.40%	11/01/48	594,103
250,000	Kraft Heinz Foods Co. (b)	4.88%	10/01/49	252,832
500,000	Mars, Inc. (b)	2.70%	04/01/25	513,390
500,000	Mars, Inc. (b)	3.20%	04/01/30	529,417
250,000	Nestle Holdings, Inc. (b)	3.10%	09/24/21	255,323
250,000	Nestle Holdings, Inc. (b)	3.35%	09/24/23	262,694
250,000	Nestle Holdings, Inc. (b)	3.50%	09/24/25	268,494
250,000	Nestle Holdings, Inc. (b)	3.90%	09/24/38	289,331
250,000	Nestle Holdings, Inc. (b)	4.00%	09/24/48	296,401
				6,009,959

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Gas Utilities – 0.3%
$250,000	Atmos Energy Corp.	2.63%	09/15/29	$253,150
500,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	519,598
500,000	CenterPoint Energy Resources Corp.	4.00%	04/01/28	543,032
500,000	Piedmont Natural Gas Co., Inc.	3.50%	06/01/29	534,823
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	565,165
				2,415,768
	Health Care Equipment & Supplies – 0.7%
250,000	Abbott Laboratories	2.90%	11/30/21	254,604
350,000	Abbott Laboratories	3.40%	11/30/23	367,292
282,000	Abbott Laboratories	3.75%	11/30/26	307,468
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,421,014
550,000	Becton Dickinson and Co.	3.36%	06/06/24	574,071
522,000	Becton Dickinson and Co.	3.70%	06/06/27	554,613
800,000	Becton Dickinson and Co.	4.67%	06/06/47	946,173
250,000	Boston Scientific Corp.	3.45%	03/01/24	260,785
250,000	Boston Scientific Corp.	3.75%	03/01/26	267,372
250,000	Boston Scientific Corp.	4.00%	03/01/29	276,551
250,000	Boston Scientific Corp.	4.55%	03/01/39	295,530
250,000	Boston Scientific Corp.	4.70%	03/01/49	305,304
295,000	Medtronic, Inc.	3.15%	03/15/22	304,182
267,000	Medtronic, Inc.	3.50%	03/15/25	286,781
				6,421,740
	Health Care Providers & Services – 2.1%
250,000	Anthem, Inc.	2.38%	01/15/25	249,365
250,000	Anthem, Inc.	2.88%	09/15/29	247,911
250,000	Anthem, Inc.	4.55%	03/01/48	276,382
250,000	Anthem, Inc.	3.70%	09/15/49	244,257
500,000	CIGNA Corp.	3.40%	09/17/21	511,475
500,000	CIGNA Corp.	3.75%	07/15/23	524,041
500,000	CIGNA Corp.	4.13%	11/15/25	537,558
500,000	CIGNA Corp.	4.80%	08/15/38	562,134
399,000	CVS Health Corp.	3.35%	03/09/21	405,494
1,100,000	CVS Health Corp.	2.13%	06/01/21	1,099,213
500,000	CVS Health Corp.	3.70%	03/09/23	520,797
700,000	CVS Health Corp.	4.00%	12/05/23	740,126
250,000	CVS Health Corp.	2.63%	08/15/24	251,393
500,000	CVS Health Corp.	4.10%	03/25/25	534,577
178,000	CVS Health Corp.	3.88%	07/20/25	188,481
150,000	CVS Health Corp.	2.88%	06/01/26	150,472
250,000	CVS Health Corp.	3.00%	08/15/26	251,618
500,000	CVS Health Corp.	4.30%	03/25/28	541,120
250,000	CVS Health Corp.	3.25%	08/15/29	251,663
350,000	CVS Health Corp.	4.78%	03/25/38	383,928
1,000,000	CVS Health Corp.	5.05%	03/25/48	1,136,716
250,000	HCA, Inc.	4.13%	06/15/29	262,685
250,000	HCA, Inc.	5.13%	06/15/39	273,522
250,000	HCA, Inc.	5.25%	06/15/49	273,769
275,000	UnitedHealth Group, Inc.	4.70%	02/15/21	283,346
100,000	UnitedHealth Group, Inc.	2.13%	03/15/21	100,284
550,000	UnitedHealth Group, Inc.	2.88%	12/15/21	560,714
500,000	UnitedHealth Group, Inc.	2.38%	10/15/22	505,351
250,000	UnitedHealth Group, Inc.	3.50%	02/15/24	263,450
500,000	UnitedHealth Group, Inc.	2.38%	08/15/24	504,344

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$100,000	UnitedHealth Group, Inc.	3.75%	07/15/25	$107,607
250,000	UnitedHealth Group, Inc.	3.70%	12/15/25	269,366
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	261,530
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	532,343
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	530,587
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	517,320
250,000	UnitedHealth Group, Inc.	3.88%	12/15/28	275,473
500,000	UnitedHealth Group, Inc.	2.88%	08/15/29	510,970
150,000	UnitedHealth Group, Inc.	6.88%	02/15/38	221,870
250,000	UnitedHealth Group, Inc.	3.50%	08/15/39	260,799
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	697,346
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	569,016
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	568,727
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	264,930
250,000	UnitedHealth Group, Inc.	4.45%	12/15/48	296,070
250,000	UnitedHealth Group, Inc.	3.70%	08/15/49	265,414
250,000	UnitedHealth Group, Inc.	3.88%	08/15/59	265,913
250,000	Unum Group	4.50%	12/15/49	242,135
				19,293,602
	Hotels, Restaurants & Leisure – 0.2%
250,000	McDonald’s Corp.	3.35%	04/01/23	261,079
250,000	McDonald’s Corp.	3.80%	04/01/28	274,214
500,000	McDonald’s Corp.	2.63%	09/01/29	498,811
250,000	McDonald’s Corp.	4.45%	09/01/48	289,432
500,000	McDonald’s Corp.	3.63%	09/01/49	507,693
				1,831,229
	Household Products – 0.2%
250,000	Procter & Gamble (The) Co.	1.70%	11/03/21	249,857
500,000	Procter & Gamble (The) Co.	2.15%	08/11/22	505,738
250,000	Procter & Gamble (The) Co.	2.45%	11/03/26	256,307
500,000	Procter & Gamble (The) Co.	2.85%	08/11/27	529,043
250,000	Procter & Gamble (The) Co.	3.50%	10/25/47	285,227
				1,826,172
	Independent Power and Renewable Electricity Producers – 0.2%
175,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/01/21	176,162
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	509,104
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	516,752
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	530,396
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	530,302
				2,262,716
	Industrial Conglomerates – 0.2%
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	508,649
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	3.34%	12/15/27	513,337
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	504,093
				1,526,079
	Insurance – 0.6%
200,000	American International Group, Inc.	4.13%	02/15/24	214,108
100,000	American International Group, Inc.	3.90%	04/01/26	106,619
250,000	American International Group, Inc.	4.25%	03/15/29	274,108
300,000	American International Group, Inc.	6.25%	05/01/36	393,198
500,000	Aon Corp.	3.75%	05/02/29	533,915

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$250,000	CNA Financial Corp.	3.90%	05/01/29	$270,341
250,000	Hartford Financial Services Group (The), Inc.	2.80%	08/19/29	249,671
250,000	Hartford Financial Services Group (The), Inc.	3.60%	08/19/49	252,726
750,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	848,931
250,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	313,625
300,000	MetLife, Inc.	4.88%	11/13/43	372,618
275,000	Prudential Financial, Inc.	4.60%	05/15/44	321,365
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	573,798
500,000	Travelers (The) Cos., Inc.	4.10%	03/04/49	585,146
				5,310,169
	Internet & Direct Marketing Retail – 0.0%
250,000	Expedia Group, Inc. (b)	3.25%	02/15/30	249,832
	IT Services – 1.1%
500,000	Fiserv, Inc.	2.75%	07/01/24	509,243
500,000	Fiserv, Inc.	3.20%	07/01/26	518,214
500,000	Fiserv, Inc.	3.50%	07/01/29	527,123
500,000	Fiserv, Inc.	4.40%	07/01/49	560,301
500,000	International Business Machines Corp.	2.85%	05/13/22	510,692
500,000	International Business Machines Corp.	3.00%	05/15/24	518,750
500,000	International Business Machines Corp.	3.30%	05/15/26	527,684
500,000	International Business Machines Corp.	3.50%	05/15/29	537,097
500,000	International Business Machines Corp.	4.15%	05/15/39	571,150
500,000	International Business Machines Corp.	4.25%	05/15/49	576,123
500,000	PayPal Holdings, Inc.	2.20%	09/26/22	502,081
500,000	PayPal Holdings, Inc.	2.40%	10/01/24	503,291
250,000	PayPal Holdings, Inc.	2.65%	10/01/26	252,114
250,000	PayPal Holdings, Inc.	2.85%	10/01/29	252,088
500,000	Visa, Inc.	2.15%	09/15/22	505,301
950,000	Visa, Inc.	2.80%	12/14/22	977,379
250,000	Visa, Inc.	2.75%	09/15/27	262,270
303,000	Visa, Inc.	4.15%	12/14/35	365,537
450,000	Visa, Inc.	4.30%	12/14/45	559,216
500,000	Visa, Inc.	3.65%	09/15/47	570,532
				10,106,186
	Life Sciences Tools & Services – 0.0%
250,000	Thermo Fisher Scientific, Inc.	2.60%	10/01/29	249,574
	Machinery – 0.1%
250,000	Caterpillar, Inc.	2.60%	09/19/29	252,830
250,000	Caterpillar, Inc.	3.25%	09/19/49	260,686
250,000	Wabtec Corp.	4.40%	03/15/24	266,426
				779,942
	Media – 1.3%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	669,650
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.05%	03/30/29	279,923
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital	6.48%	10/23/45	913,927
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	272,834

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75%	04/01/48	$570,879
600,000	Comcast Corp.	3.30%	10/01/20	608,270
600,000	Comcast Corp.	3.45%	10/01/21	618,086
575,000	Comcast Corp.	3.70%	04/15/24	613,522
550,000	Comcast Corp.	3.95%	10/15/25	599,110
250,000	Comcast Corp.	3.55%	05/01/28	268,787
350,000	Comcast Corp.	4.15%	10/15/28	392,926
250,000	Comcast Corp.	3.40%	07/15/46	256,101
500,000	Comcast Corp.	4.00%	08/15/47	550,992
250,000	Comcast Corp.	4.00%	03/01/48	276,972
400,000	Comcast Corp.	4.70%	10/15/48	490,483
250,000	Comcast Corp.	4.95%	10/15/58	318,203
250,000	Discovery Communications LLC	3.95%	03/20/28	259,731
500,000	Discovery Communications LLC	4.13%	05/15/29	526,734
250,000	Discovery Communications LLC	5.00%	09/20/37	269,180
275,000	Discovery Communications LLC	5.20%	09/20/47	301,177
500,000	Discovery Communications LLC	5.30%	05/15/49	553,380
500,000	Fox Corp. (b)	3.67%	01/25/22	516,422
500,000	Fox Corp. (b)	4.03%	01/25/24	531,966
250,000	Fox Corp. (b)	4.71%	01/25/29	285,785
250,000	Fox Corp. (b)	5.48%	01/25/39	306,935
250,000	Fox Corp. (b)	5.58%	01/25/49	316,789
				11,568,764
	Metals & Mining – 0.1%
500,000	Glencore Funding LLC (b)	3.00%	10/27/22	505,315
	Multiline Retail – 0.1%
500,000	Target Corp.	3.38%	04/15/29	539,051
	Multi-Utilities – 1.0%
650,000	CenterPoint Energy, Inc.	3.60%	11/01/21	667,475
600,000	CenterPoint Energy, Inc.	3.85%	02/01/24	633,498
250,000	CenterPoint Energy, Inc.	2.50%	09/01/24	250,212
500,000	CenterPoint Energy, Inc.	4.25%	11/01/28	549,707
250,000	CenterPoint Energy, Inc.	2.95%	03/01/30	249,632
250,000	CenterPoint Energy, Inc.	3.70%	09/01/49	253,469
200,000	Consolidated Edison Co. of New York, Inc.	3.80%	05/15/28	220,057
335,000	Consolidated Edison Co. of New York, Inc.	4.45%	03/15/44	392,132
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	549,497
500,000	Consolidated Edison Co. of New York, Inc.	4.13%	05/15/49	573,450
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	286,963
250,000	Dominion Energy, Inc.	2.75%	01/15/22	252,403
495,000	Dominion Energy, Inc.	4.70%	12/01/44	578,403
390,000	NiSource, Inc.	2.65%	11/17/22	394,898
750,000	NiSource, Inc.	3.65%	06/15/23	783,449
250,000	NiSource, Inc.	3.49%	05/15/27	262,401
500,000	NiSource, Inc.	2.95%	09/01/29	503,761
500,000	NiSource, Inc.	4.38%	05/15/47	560,589
250,000	NiSource, Inc.	3.95%	03/30/48	264,933
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	507,310
500,000	Public Service Enterprise Group, Inc.	2.88%	06/15/24	513,557
				9,247,796

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels – 3.7%
$500,000	Boardwalk Pipelines L.P.	4.80%	05/03/29	$531,474
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,079,658
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	528,114
100,000	BP Capital Markets America, Inc.	3.12%	05/04/26	104,344
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	554,540
750,000	BP Capital Markets America, Inc.	4.23%	11/06/28	847,825
750,000	Chevron Corp.	2.10%	05/16/21	753,106
550,000	Chevron Corp.	2.57%	05/16/23	561,894
500,000	Chevron Corp.	2.90%	03/03/24	519,119
150,000	Chevron Corp.	3.33%	11/17/25	161,008
1,360,000	Chevron Corp.	2.95%	05/16/26	1,423,299
250,000	Cimarex Energy Co.	4.38%	03/15/29	263,320
225,000	ConocoPhillips	6.50%	02/01/39	325,867
250,000	Enable Midstream Partners L.P.	4.95%	05/15/28	259,867
250,000	Enable Midstream Partners L.P.	4.15%	09/15/29	241,831
400,000	Energy Transfer Operating L.P.	3.60%	02/01/23	411,140
150,000	Energy Transfer Operating L.P.	4.20%	09/15/23	157,738
500,000	Energy Transfer Operating L.P.	4.50%	04/15/24	533,304
250,000	Energy Transfer Operating L.P.	4.20%	04/15/27	263,601
250,000	Energy Transfer Operating L.P.	4.95%	06/15/28	274,983
250,000	Energy Transfer Operating L.P.	5.25%	04/15/29	282,413
250,000	Energy Transfer Operating L.P.	5.80%	06/15/38	286,518
250,000	Energy Transfer Operating L.P.	5.30%	04/15/47	269,350
250,000	Energy Transfer Operating L.P.	6.00%	06/15/48	295,795
250,000	Energy Transfer Operating L.P.	6.25%	04/15/49	304,032
500,000	Enterprise Products Operating LLC	4.15%	10/16/28	554,174
500,000	Enterprise Products Operating LLC	3.13%	07/31/29	513,057
500,000	Enterprise Products Operating LLC	4.80%	02/01/49	583,054
500,000	Enterprise Products Operating LLC	4.20%	01/31/50	537,059
500,000	Exxon Mobil Corp.	2.22%	03/01/21	502,753
250,000	Exxon Mobil Corp.	1.90%	08/16/22	251,193
250,000	Exxon Mobil Corp.	2.02%	08/16/24	251,794
150,000	Exxon Mobil Corp.	2.71%	03/06/25	155,000
200,000	Exxon Mobil Corp.	3.04%	03/01/26	209,740
250,000	Exxon Mobil Corp.	2.28%	08/16/26	252,187
250,000	Exxon Mobil Corp.	2.44%	08/16/29	251,923
250,000	Exxon Mobil Corp.	3.00%	08/16/39	250,591
250,000	Exxon Mobil Corp.	3.10%	08/16/49	251,715
175,000	Kinder Morgan Energy Partners L.P.	6.95%	01/15/38	228,747
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	512,129
715,000	Kinder Morgan, Inc.	4.30%	06/01/25	773,584
500,000	Kinder Morgan, Inc.	4.30%	03/01/28	542,707
650,000	Kinder Morgan, Inc.	5.05%	02/15/46	721,973
500,000	Kinder Morgan, Inc.	5.20%	03/01/48	577,020
250,000	Marathon Oil Corp.	4.40%	07/15/27	266,803
450,000	Marathon Petroleum Corp.	3.80%	04/01/28	469,287
250,000	Midwest Connector Capital Co., LLC (b)	3.63%	04/01/22	256,538
250,000	Midwest Connector Capital Co., LLC (b)	3.90%	04/01/24	263,496
500,000	MPLX L.P.	4.00%	03/15/28	521,742
500,000	MPLX L.P.	4.80%	02/15/29	552,431
500,000	MPLX L.P.	5.20%	03/01/47	556,161
250,000	Noble Energy, Inc.	3.25%	10/15/29	248,029
250,000	Noble Energy, Inc.	4.20%	10/15/49	247,031
252,000	Occidental Petroleum Corp.	2.60%	08/13/21	253,733
250,000	Occidental Petroleum Corp.	2.70%	08/15/22	252,430

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$250,000	Occidental Petroleum Corp.	2.90%	08/15/24	$252,151
250,000	Occidental Petroleum Corp.	3.20%	08/15/26	252,466
250,000	Occidental Petroleum Corp.	3.50%	08/15/29	253,756
250,000	Occidental Petroleum Corp.	4.30%	08/15/39	257,528
250,000	Occidental Petroleum Corp.	4.40%	08/15/49	257,404
400,000	ONEOK Partners L.P.	3.38%	10/01/22	409,879
250,000	ONEOK, Inc.	2.75%	09/01/24	251,548
250,000	ONEOK, Inc.	4.55%	07/15/28	270,895
250,000	ONEOK, Inc.	4.35%	03/15/29	267,660
250,000	ONEOK, Inc.	3.40%	09/01/29	248,871
250,000	ONEOK, Inc.	5.20%	07/15/48	278,178
250,000	ONEOK, Inc.	4.45%	09/01/49	250,395
250,000	Phillips 66	4.88%	11/15/44	297,423
300,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.65%	10/15/25	320,914
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.55%	12/15/29	244,901
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	551,733
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	264,742
350,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	363,106
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	518,034
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	546,403
500,000	TC PipeLines L.P.	3.90%	05/25/27	521,735
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	267,566
500,000	Valero Energy Corp.	4.35%	06/01/28	543,198
500,000	Valero Energy Corp.	4.00%	04/01/29	532,205
300,000	Williams (The) Cos., Inc.	3.60%	03/15/22	308,252
250,000	Williams (The) Cos., Inc.	3.90%	01/15/25	261,986
250,000	Williams (The) Cos., Inc.	3.75%	06/15/27	258,440
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	661,501
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	297,694
500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	535,784
				33,588,569
	Pharmaceuticals – 0.9%
145,000	Bristol-Myers Squibb Co. (b)	2.55%	05/14/21	146,190
500,000	Bristol-Myers Squibb Co. (b)	2.60%	05/16/22	507,080
500,000	Bristol-Myers Squibb Co. (b)	2.90%	07/26/24	515,813
500,000	Bristol-Myers Squibb Co. (b)	3.20%	06/15/26	524,975
500,000	Bristol-Myers Squibb Co. (b)	3.40%	07/26/29	534,521
500,000	Bristol-Myers Squibb Co. (b)	4.13%	06/15/39	567,654
500,000	Merck & Co., Inc.	2.90%	03/07/24	519,908
300,000	Merck & Co., Inc.	2.75%	02/10/25	310,867
500,000	Merck & Co., Inc.	3.40%	03/07/29	542,831
500,000	Merck & Co., Inc.	3.90%	03/07/39	580,558
500,000	Merck & Co., Inc.	4.00%	03/07/49	595,085
250,000	Pfizer, Inc.	3.00%	09/15/21	255,137
250,000	Pfizer, Inc.	2.80%	03/11/22	254,863
500,000	Pfizer, Inc.	3.20%	09/15/23	523,984
250,000	Pfizer, Inc.	2.95%	03/15/24	259,918
250,000	Pfizer, Inc.	3.45%	03/15/29	270,906
250,000	Pfizer, Inc.	4.10%	09/15/38	285,962
250,000	Pfizer, Inc.	3.90%	03/15/39	279,592
500,000	Pfizer, Inc.	4.20%	09/15/48	591,174
250,000	Pfizer, Inc.	4.00%	03/15/49	289,020
				8,356,038

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Road & Rail – 0.8%
$500,000	CSX Corp.	4.25%	03/15/29	$565,027
250,000	CSX Corp.	2.40%	02/15/30	245,432
250,000	CSX Corp.	3.80%	11/01/46	263,051
250,000	CSX Corp.	3.35%	09/15/49	245,377
200,000	CSX Corp.	4.50%	08/01/54	230,979
250,000	CSX Corp.	4.25%	11/01/66	265,654
250,000	Norfolk Southern Corp.	3.65%	08/01/25	267,414
250,000	Norfolk Southern Corp.	2.90%	06/15/26	258,083
500,000	Norfolk Southern Corp.	3.80%	08/01/28	553,754
750,000	Norfolk Southern Corp.	4.15%	02/28/48	847,494
500,000	Norfolk Southern Corp.	4.10%	05/15/49	559,986
250,000	Ryder System, Inc.	3.50%	06/01/21	255,479
250,000	Ryder System, Inc.	2.25%	09/01/21	250,036
500,000	Ryder System, Inc.	2.80%	03/01/22	506,510
500,000	Ryder System, Inc.	3.65%	03/18/24	525,662
500,000	Ryder System, Inc.	2.50%	09/01/24	502,369
300,000	Union Pacific Corp.	3.75%	03/15/24	318,294
250,000	Union Pacific Corp.	3.00%	04/15/27	259,837
183,000	Union Pacific Corp.	4.15%	01/15/45	203,246
225,000	Union Pacific Corp.	4.05%	03/01/46	247,902
250,000	Union Pacific Corp.	4.10%	09/15/67	263,614
				7,635,200
	Semiconductors & Semiconductor Equipment – 0.2%
100,000	Intel Corp.	1.70%	05/19/21	99,959
100,000	Intel Corp.	3.10%	07/29/22	103,475
375,000	Intel Corp.	2.70%	12/15/22	385,034
500,000	Intel Corp.	2.88%	05/11/24	519,942
100,000	Intel Corp.	2.60%	05/19/26	102,904
300,000	Intel Corp.	4.10%	05/19/46	350,225
500,000	Intel Corp.	4.10%	05/11/47	586,574
				2,148,113
	Software – 0.7%
800,000	Microsoft Corp.	2.40%	02/06/22	811,437
150,000	Microsoft Corp.	3.63%	12/15/23	160,529
250,000	Microsoft Corp.	2.88%	02/06/24	260,595
200,000	Microsoft Corp.	3.13%	11/03/25	212,821
100,000	Microsoft Corp.	2.40%	08/08/26	101,929
500,000	Microsoft Corp.	3.30%	02/06/27	539,835
250,000	Microsoft Corp.	4.10%	02/06/37	296,926
275,000	Microsoft Corp.	4.45%	11/03/45	347,776
350,000	Microsoft Corp.	3.70%	08/08/46	398,934
950,000	Microsoft Corp.	4.25%	02/06/47	1,180,211
200,000	Oracle Corp.	1.90%	09/15/21	199,825
100,000	Oracle Corp.	2.50%	05/15/22	101,252
500,000	Oracle Corp.	2.40%	09/15/23	506,505
250,000	Oracle Corp.	3.40%	07/08/24	263,785
350,000	Oracle Corp.	2.65%	07/15/26	357,648
400,000	Oracle Corp.	5.38%	07/15/40	521,024
350,000	Oracle Corp.	4.00%	07/15/46	391,969
				6,653,001
	Specialty Retail – 0.7%
200,000	Home Depot (The), Inc.	2.00%	04/01/21	200,517
770,000	Home Depot (The), Inc.	4.40%	04/01/21	795,423

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialty Retail (Continued)
$500,000	Home Depot (The), Inc.	3.25%	03/01/22	$517,240
550,000	Home Depot (The), Inc.	3.00%	04/01/26	576,686
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	1,046,973
500,000	Home Depot (The), Inc.	3.90%	12/06/28	562,228
500,000	Home Depot (The), Inc.	4.25%	04/01/46	599,696
500,000	Home Depot (The), Inc.	3.90%	06/15/47	573,341
500,000	Home Depot (The), Inc.	4.50%	12/06/48	625,361
250,000	Home Depot (The), Inc.	3.50%	09/15/56	266,452
500,000	Lowe’s Cos., Inc.	3.65%	04/05/29	535,078
500,000	Lowe’s Cos., Inc.	4.55%	04/05/49	576,396
				6,875,391
	Technology Hardware, Storage & Peripherals – 0.8%
450,000	Apple, Inc.	2.85%	05/06/21	457,170
250,000	Apple, Inc.	1.55%	08/04/21	248,845
500,000	Apple, Inc.	1.70%	09/11/22	499,433
250,000	Apple, Inc.	2.40%	01/13/23	254,228
375,000	Apple, Inc.	2.40%	05/03/23	381,431
250,000	Apple, Inc.	3.00%	02/09/24	260,657
500,000	Apple, Inc.	2.85%	05/11/24	519,078
500,000	Apple, Inc.	1.80%	09/11/24	497,608
500,000	Apple, Inc.	2.75%	01/13/25	517,022
100,000	Apple, Inc.	2.45%	08/04/26	101,422
250,000	Apple, Inc.	3.35%	02/09/27	267,501
500,000	Apple, Inc.	3.20%	05/11/27	530,683
250,000	Apple, Inc.	2.90%	09/12/27	260,512
500,000	Apple, Inc.	3.00%	11/13/27	525,709
600,000	Apple, Inc.	4.25%	02/09/47	718,330
250,000	Apple, Inc.	3.75%	09/12/47	279,509
250,000	Apple, Inc.	3.75%	11/13/47	279,221
100,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	101,303
500,000	Hewlett Packard Enterprise Co.	3.50%	10/05/21	512,730
				7,212,392
	Tobacco – 0.3%
250,000	Altria Group, Inc.	3.49%	02/14/22	256,564
250,000	Altria Group, Inc.	3.80%	02/14/24	261,512
250,000	Altria Group, Inc.	4.40%	02/14/26	267,541
250,000	Altria Group, Inc.	4.80%	02/14/29	274,081
250,000	Altria Group, Inc.	5.95%	02/14/49	294,404
250,000	BAT Capital Corp.	3.22%	08/15/24	252,907
250,000	BAT Capital Corp.	2.79%	09/06/24	248,120
250,000	BAT Capital Corp.	3.22%	09/06/26	247,229
250,000	BAT Capital Corp.	3.56%	08/15/27	252,045
250,000	BAT Capital Corp.	3.46%	09/06/29	245,092
250,000	BAT Capital Corp.	4.39%	08/15/37	242,664
250,000	BAT Capital Corp.	4.76%	09/06/49	246,433
				3,088,592
	Trading Companies & Distributors – 0.1%
500,000	Air Lease Corp.	2.25%	01/15/23	497,966
250,000	Air Lease Corp.	3.25%	03/01/25	254,431
				752,397
	Water Utilities – 0.1%
250,000	American Water Capital Corp.	3.45%	06/01/29	267,279

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Water Utilities (Continued)
$250,000	American Water Capital Corp.	4.15%	06/01/49	$287,328
				554,607
	Wireless Telecommunication Services – 0.1%
250,000	American Tower Corp.	2.75%	01/15/27	249,595
250,000	American Tower Corp.	3.70%	10/15/49	249,278
				498,873
	Total Corporate Bonds and Notes			343,831,721
	(Cost $322,313,721)
FOREIGN CORPORATE BONDS AND NOTES – 3.1%
	Banks – 1.1%
400,000	Banco Santander S.A.	2.71%	06/27/24	404,659
400,000	Banco Santander S.A.	3.31%	06/27/29	413,768
500,000	Bank of Montreal	2.90%	03/26/22	509,783
500,000	Bank of Montreal	3.30%	02/05/24	520,631
500,000	Bank of Nova Scotia (The)	2.70%	08/03/26	507,584
250,000	BPCE S.A. (b)	2.70%	10/01/29	248,657
250,000	Cooperatieve Rabobank U.A. (b)	3.88%	09/26/23	265,060
500,000	Cooperatieve Rabobank U.A. (b)	2.63%	07/22/24	506,632
475,000	HSBC Holdings PLC	2.65%	01/05/22	478,561
200,000	HSBC Holdings PLC (a)	3.26%	03/13/23	203,694
500,000	HSBC Holdings PLC (a)	3.95%	05/18/24	523,550
200,000	HSBC Holdings PLC (a)	3.80%	03/11/25	208,521
625,000	HSBC Holdings PLC	3.90%	05/25/26	662,111
350,000	HSBC Holdings PLC	4.38%	11/23/26	374,754
200,000	HSBC Holdings PLC (a)	4.04%	03/13/28	212,554
500,000	HSBC Holdings PLC (a)	4.58%	06/19/29	554,208
250,000	HSBC Holdings PLC (a)	3.97%	05/22/30	267,137
1,000,000	Royal Bank of Canada	2.80%	04/29/22	1,018,587
500,000	Royal Bank of Canada	3.70%	10/05/23	529,265
500,000	Sumitomo Mitsui Financial Group, Inc.	2.70%	07/16/24	505,918
200,000	Sumitomo Mitsui Financial Group, Inc.	2.45%	09/27/24	199,918
500,000	Sumitomo Mitsui Financial Group, Inc.	3.04%	07/16/29	512,088
250,000	Sumitomo Mitsui Financial Group, Inc.	2.72%	09/27/29	249,246
				9,876,886
	Beverages – 0.0%
250,000	Diageo Capital PLC	2.13%	10/24/24	249,927
250,000	Diageo Capital PLC	2.38%	10/24/29	247,740
				497,667
	Capital Markets – 0.1%
500,000	Credit Suisse Group AG (b)	3.57%	01/09/23	511,510
500,000	Credit Suisse Group AG (a) (b)	3.87%	01/12/29	526,347
				1,037,857
	Commercial Services & Supplies – 0.1%
500,000	Waste Connections, Inc.	3.50%	05/01/29	533,846
	Diversified Financial Services – 0.2%
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	465,435
500,000	Shell International Finance, B.V.	3.50%	11/13/23	529,641
250,000	Shell International Finance, B.V.	4.00%	05/10/46	288,246

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$250,000	Shell International Finance, B.V.	3.75%	09/12/46	$277,709
				1,561,031
	Diversified Telecommunication Services – 0.1%
250,000	Telefonica Emisiones S.A.	5.52%	03/01/49	304,808
250,000	TELUS Corp.	4.60%	11/16/48	294,679
				599,487
	Food Products – 0.1%
500,000	Mondelez International Holdings Netherlands, B.V. (b)	2.13%	09/19/22	498,995
	Machinery – 0.1%
500,000	Ingersoll-Rand Luxembourg Finance S.A.	3.50%	03/21/26	521,231
500,000	Ingersoll-Rand Luxembourg Finance S.A.	4.50%	03/21/49	571,968
				1,093,199
	Metals & Mining – 0.1%
250,000	Anglo American Capital PLC (b)	3.63%	09/11/24	258,443
250,000	Anglo American Capital PLC (b)	4.00%	09/11/27	258,390
250,000	Anglo American Capital PLC (b)	4.50%	03/15/28	265,635
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	426,594
				1,209,062
	Oil, Gas & Consumable Fuels – 0.5%
500,000	Canadian Natural Resources, Ltd.	2.95%	01/15/23	509,084
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	526,793
500,000	Eni S.p.A. (b)	4.75%	09/12/28	567,771
500,000	Total Capital International S.A.	2.43%	01/10/25	505,983
250,000	Total Capital International S.A.	2.83%	01/10/30	257,105
500,000	Total Capital International S.A.	3.46%	07/12/49	528,528
500,000	Total Capital S.A.	3.88%	10/11/28	559,492
500,000	TransCanada PipeLines, Ltd.	4.25%	05/15/28	553,174
500,000	TransCanada PipeLines, Ltd.	5.10%	03/15/49	601,192
				4,609,122
	Paper & Forest Products – 0.1%
500,000	Celulosa Arauco y Constitucion S.A. (b)	4.25%	04/30/29	520,630
500,000	Celulosa Arauco y Constitucion S.A. (b)	5.50%	04/30/49	555,625
				1,076,255
	Pharmaceuticals – 0.2%
500,000	GlaxoSmithKline Capital PLC	2.88%	06/01/22	511,009
500,000	GlaxoSmithKline Capital PLC	3.00%	06/01/24	517,895
500,000	Takeda Pharmaceutical Co., Ltd. (b)	4.00%	11/26/21	517,713
250,000	Takeda Pharmaceutical Co., Ltd. (b)	4.40%	11/26/23	269,409
250,000	Takeda Pharmaceutical Co., Ltd. (b)	5.00%	11/26/28	292,874
				2,108,900
	Professional Services – 0.0%
250,000	IHS Markit Ltd.	4.25%	05/01/29	269,170
	Tobacco – 0.1%
500,000	Imperial Brands Finance PLC (b)	3.13%	07/26/24	501,557
250,000	Imperial Brands Finance PLC (b)	3.50%	07/26/26	250,370
				751,927

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Wireless Telecommunication Services – 0.3%
$250,000	America Movil S.A.B. de C.V.	3.63%	04/22/29	$266,380
250,000	America Movil S.A.B. de C.V.	4.38%	04/22/49	289,132
250,000	Vodafone Group PLC	4.38%	05/30/28	276,357
500,000	Vodafone Group PLC	4.88%	06/19/49	559,009
500,000	Vodafone Group PLC	4.25%	09/17/50	511,500
500,000	Vodafone Group PLC	5.13%	06/19/59	575,240
				2,477,618
	Total Foreign Corporate Bonds and Notes			28,201,022
	(Cost $26,570,718)
U.S. GOVERNMENT BONDS AND NOTES – 2.8%
800,000	U.S. Treasury Note (c)	2.88%	10/31/20	809,094
13,900,000	U.S. Treasury Note	1.50%	08/15/22	13,869,865
4,650,000	U.S. Treasury Note	1.50%	09/15/22	4,641,735
5,150,000	U.S. Treasury Note	1.25%	08/31/24	5,078,484
500,000	U.S. Treasury Note	1.63%	09/30/26	501,465
640,000	U.S. Treasury Note	2.88%	05/15/49	746,575
	Total U.S. Government Bonds and Notes			25,647,218
	(Cost $25,674,230)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER – 0.1%
	Beverages – 0.1%
1,250,000	Molson Coors Brewing Co.	2.28%	10/01/19	1,249,920
	(Cost $1,250,000)
	Total Investments – 99.4%			911,437,820
	(Cost $830,903,159) (d)

Net Other Assets and Liabilities – 0.6%	5,375,864
Net Assets – 100.0%	$916,813,684
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra 10-Year Notes	Short	115	Dec 2019	$ 16,376,719	$193,918

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2019, securities noted as such amounted to $20,848,620 or 2.3% of net assets.
(c)	All or a portion of this security is segregated as collateral for open futures contracts.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,945,675 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,217,096. The net unrealized appreciation was $80,728,579. The amounts presented are inclusive of derivative contracts.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 512,507,939	$ 512,507,939	$ —	$ —
Corporate Bonds and Notes*	343,831,721	—	343,831,721	—
Foreign Corporate Bonds and Notes*	28,201,022	—	28,201,022	—
U.S. Government Bonds and Notes	25,647,218	—	25,647,218	—
Commercial Paper*	1,249,920	—	1,249,920	—
Total Investments	911,437,820	512,507,939	398,929,881	—
Futures Contracts	193,918	193,918	—	—
Total	$ 911,631,738	$ 512,701,857	$ 398,929,881	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 44.4%
	Capital Markets — 44.4%
36,640	First Trust Institutional Preferred Securities and Income ETF (a)	$718,877
2,000	First Trust Low Duration Opportunities ETF (a)	103,980
110,640	First Trust Preferred Securities and Income ETF (a)	2,182,927
84,840	First Trust Senior Loan Fund (a)	4,013,781
53,510	First Trust Tactical High Yield ETF (a)	2,581,857
13,783	Invesco Bulletshares 2020 Corporate Bond ETF	293,578
330	iShares 7-10 Year Treasury Bond ETF	37,115
13,965	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,780,258
13,150	iShares MBS ETF	1,424,145
1	Vanguard Mortgage-Backed Securities ETF	53
	Total Exchange-Traded Funds	13,136,571
	(Cost $12,845,885)

COMMON STOCKS — 21.8%
	Aerospace & Defense — 0.3%
393	Raytheon Co.	77,103

	Air Freight & Logistics — 0.3%
768	United Parcel Service, Inc., Class B	92,022

	Banks — 1.3%
1,138	JPMorgan Chase & Co.	133,931
515	M&T Bank Corp.	81,355
1,566	U.S. Bancorp	86,662
1,825	Webster Financial Corp.	85,538
		387,486

	Beverages — 0.7%
599	Diageo PLC, ADR	97,948
728	PepsiCo, Inc.	99,809
		197,757

	Biotechnology — 0.2%
710	AbbVie, Inc.	53,761

	Capital Markets — 0.2%
149	BlackRock, Inc.	66,400

	Chemicals — 0.5%
409	Ecolab, Inc.	80,999
718	LyondellBasell Industries N.V., Class A	64,239
		145,238

	Communications Equipment — 0.4%
2,131	Cisco Systems, Inc.	105,293

	Consumer Finance — 0.3%
996	Capital One Financial Corp.	90,616

	Diversified Telecommunication Services — 0.4%
1,977	Verizon Communications, Inc.	119,332

	Electric Utilities — 2.4%
408	Alliant Energy Corp.	22,003
447	American Electric Power Co., Inc.	41,879
485	Emera, Inc. (CAD)	21,291

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
528	Eversource Energy	$45,128
2,505	Exelon Corp.	121,017
1,473	Fortis, Inc. (CAD)	62,273
599	NextEra Energy, Inc.	139,561
3,088	OGE Energy Corp.	140,134
1,981	PPL Corp.	62,382
1,040	Xcel Energy, Inc.	67,486
		723,154

	Electrical Equipment — 0.3%
1,030	Eaton Corp. PLC	85,645

	Electronic Equipment, Instruments & Components — 0.7%
777	CDW Corp.	95,757
1,127	TE Connectivity Ltd.	105,014
		200,771

	Food & Staples Retailing — 0.8%
1,402	Sysco Corp.	111,319
1,001	Walmart, Inc.	118,798
		230,117

	Gas Utilities — 0.1%
192	Atmos Energy Corp.	21,867
188	New Jersey Resources Corp.	8,501
		30,368

	Health Care Equipment & Supplies — 1.1%
1,344	Abbott Laboratories	112,452
1,947	Koninklijke Philips N.V.	89,815
886	STERIS PLC	128,019
		330,286

	Health Care Providers & Services — 0.5%
1,363	CVS Health Corp.	85,965
310	UnitedHealth Group, Inc.	67,369
		153,334

	Hotels, Restaurants & Leisure — 0.3%
469	McDonald’s Corp.	100,699

	Industrial Conglomerates — 0.3%
483	Honeywell International, Inc.	81,724

	Internet & Direct Marketing Retail — 0.2%
433	Expedia Group, Inc.	58,200

	IT Services — 1.2%
669	Accenture PLC, Class A	128,682
928	Fidelity National Information Services, Inc.	123,201
8,835	Infosys Ltd., ADR	100,454
		352,337

	Machinery — 0.3%
428	Parker-Hannifin Corp.	77,301

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 0.9%
3,542	Public Service Enterprise Group, Inc.	$219,887
149	Sempra Energy	21,994
237	WEC Energy Group, Inc.	22,539
		264,420

	Oil, Gas & Consumable Fuels — 3.9%
574	Chevron Corp.	68,076
1,156	ConocoPhillips	65,869
3,495	Enbridge, Inc.	122,605
4,511	Equitrans Midstream Corp.	65,635
9,639	Kinder Morgan, Inc.	198,660
1,162	ONEOK, Inc.	85,628
5,658	TC Energy Corp.	293,027
1,290	TOTAL S.A., ADR	67,080
8,095	Williams (The) Cos., Inc.	194,766
		1,161,346

	Personal Products — 0.3%
1,577	Unilever PLC, ADR	94,778

	Pharmaceuticals — 1.0%
1,962	Bristol-Myers Squibb Co.	99,493
866	Eli Lilly & Co.	96,845
1,353	Merck & Co., Inc.	113,895
		310,233

	Road & Rail — 0.3%
597	Union Pacific Corp.	96,702

	Semiconductors & Semiconductor Equipment — 0.3%
289	Broadcom, Inc.	79,784

	Software — 0.8%
954	Microsoft Corp.	132,635
2,373	Open Text Corp.	96,842
		229,477

	Specialty Retail — 0.7%
494	Home Depot (The), Inc.	114,618
1,745	TJX (The) Cos., Inc.	97,266
		211,884

	Technology Hardware, Storage & Peripherals — 0.4%
532	Apple, Inc.	119,152

	Textiles, Apparel & Luxury Goods — 0.4%
1,132	NIKE, Inc., Class B	106,317
	Total Common Stocks	6,433,037
	(Cost $5,464,527)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 9.9%
$52,578	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	63,494

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$26,531	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	$35,494
13,153	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	18,156
36,797	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	48,785
58,343	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	78,028
54,272	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	57,152
53,117	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	54,224
52,619	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	62,764
51,533	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	53,888
45,476	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	50,410
42,513	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	45,925
40,575	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	45,276
33,645	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	37,803
85,850	U.S. Treasury Inflation Indexed Note (b)	1.13%	01/15/21	86,128
101,754	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/21	100,675
88,788	U.S. Treasury Inflation Indexed Note (b)	0.63%	07/15/21	89,110
96,237	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/22	95,329
96,000	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/22	95,034
97,061	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/22	96,664
93,365	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/23	92,606
103,287	U.S. Treasury Inflation Indexed Note (b)	0.63%	04/15/23	104,153
93,707	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/23	94,291
93,461	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/24	94,934
68,155	U.S. Treasury Inflation Indexed Note (b)	0.50%	04/15/24	69,009
95,298	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/24	95,247
129,982	U.S. Treasury Inflation Indexed Note (b)	0.25%	01/15/25	130,348
44,235	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/25	49,245
91,958	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/25	93,192
116,611	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/26	119,549
38,132	U.S. Treasury Inflation Indexed Note (b)	2.00%	01/15/26	42,337
77,063	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/26	76,880
101,961	U.S. Treasury Inflation Indexed Note (b)	0.38%	01/15/27	103,179
28,625	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/27	33,045
81,806	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/27	83,097
119,612	U.S. Treasury Inflation Indexed Note (b)	0.50%	01/15/28	122,352
62,457	U.S. Treasury Inflation Indexed Note (b)	1.75%	01/15/28	70,186
84,832	U.S. Treasury Inflation Indexed Note (b)	0.75%	07/15/28	89,065
103,638	U.S. Treasury Inflation Indexed Note (b)	0.88%	01/15/29	109,994
30,089	U.S. Treasury Inflation Indexed Note (b)	0.25%	07/15/29	30,348
	Total U.S. Government Bonds and Notes			2,917,396
	(Cost $2,833,210)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 9.3%

	Diversified REITs — 0.8%
605	PS Business Parks, Inc.	110,080
3,049	STORE Capital Corp.	114,062
		224,142

	Health Care REITs — 1.5%
1,309	National Health Investors, Inc.	107,849
2,753	Omega Healthcare Investors, Inc.	115,047
6,085	Physicians Realty Trust	108,009
1,216	Welltower, Inc.	110,230
		441,135

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Hotel & Resort REITs — 0.7%
6,341	Host Hotels & Resorts, Inc.	$109,636
4,306	Service Properties Trust	111,052
		220,688

	Industrial REITs — 1.1%
3,174	Duke Realty Corp.	107,821
1,263	Prologis, Inc.	107,633
3,622	STAG Industrial, Inc.	106,777
		322,231

	Office REITs — 0.7%
2,388	Highwoods Properties, Inc.	107,317
1,289	SL Green Realty Corp.	105,376
		212,693

	Residential REITs — 1.1%
963	Camden Property Trust	106,903
343	Essex Property Trust, Inc.	112,041
859	Mid-America Apartment Communities, Inc.	111,679
		330,623

	Retail REITs — 1.5%
1,931	National Retail Properties, Inc.	108,909
1,481	Realty Income Corp.	113,562
9,170	Retail Properties of America, Inc., Class A	112,974
683	Simon Property Group, Inc.	106,309
		441,754

	Specialized REITs — 1.9%
493	American Tower Corp.	109,017
3,004	CubeSmart	104,840
1,753	CyrusOne, Inc.	138,661
859	Digital Realty Trust, Inc.	111,507
1,357	EPR Properties	104,299
		568,324
	Total Real Estate Investment Trusts	2,761,590
	(Cost $2,396,754)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 7.8%
	Chemicals — 0.3%
3,693	Westlake Chemical Partners, L.P.	85,825

	Independent Power and Renewable Electricity Producers — 0.6%
3,393	NextEra Energy Partners, L.P.	179,286

	Oil, Gas & Consumable Fuels — 6.9%
2,357	Alliance Resource Partners, L.P.	37,736
2,587	BP Midstream Partners, L.P.	37,770
15,636	Energy Transfer, L.P.	204,519
17,331	Enterprise Products Partners, L.P.	495,320
5,094	Holly Energy Partners, L.P.	128,725
4,665	Magellan Midstream Partners, L.P.	309,150
2,021	MPLX, L.P.	56,608
3,650	Phillips 66 Partners, L.P.	206,663

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
8,301	Plains All American Pipeline, L.P.	$172,246
5,125	Shell Midstream Partners, L.P.	104,806
2,200	Tallgrass Energy, L.P.	44,308
5,960	TC PipeLines, L.P.	242,393
		2,040,244
	Total Master Limited Partnerships	2,305,355
	(Cost $2,104,449)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
	Collateralized Mortgage Obligations — 3.1%
	Fannie Mae REMICS
$2	Series 1989-82, Class G	8.40%	11/25/19	2
378	Series 1990-109, Class J	7.00%	09/25/20	381
285	Series 1992-24, Class Z	6.50%	04/25/22	294
6	Series 1992-44, Class ZQ	8.00%	07/25/22	7
1,078	Series 1993-1, Class KA	7.90%	01/25/23	1,148
795	Series 1993-62, Class E	7.00%	04/25/23	843
269	Series 1993-119, Class H	6.50%	07/25/23	283
1,945	Series 1993-178, Class PK	6.50%	09/25/23	2,069
1,754	Series 1995-24, Class G	6.50%	04/25/23	1,837
1,439	Series 1999-56, Class Z	7.00%	12/18/29	1,604
28,319	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (c)	6.08%	03/25/32	5,671
1,254	Series 2002-67, Class PE	5.50%	11/25/32	1,411
4,032	Series 2002-90, Class A1	6.50%	06/25/42	4,638
2,707	Series 2003-14, Class AQ	3.50%	03/25/33	2,783
4,178	Series 2003-41, Class OA	4.00%	05/25/33	4,315
37,163	Series 2004-10, Class ZB	6.00%	02/25/34	41,971
4	Series 2005-46, Class LW	5.00%	06/25/20	4
10,938	Series 2005-68, Class BC	5.25%	06/25/35	10,975
13,767	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	2.43%	09/25/35	13,780
32,898	Series 2007-10, Class Z	6.00%	02/25/37	36,637
53,595	Series 2009-86, Class IP, IO	5.50%	10/25/39	8,779
51,000	Series 2010-45, Class EB	5.00%	05/25/40	63,065
84,509	Series 2011-99, Class CZ	4.50%	10/25/41	98,400
2,138	Series 2012-35, Class PL	2.00%	11/25/41	2,126
780	Series 2013-14, Class QE	1.75%	03/25/43	766
84,915	Series 2013-31, Class NT	3.00%	04/25/43	85,159
	Fannie Mae REMIC Trust
11,980	Series 2007-W8, Class 1A5 (e)	6.35%	09/25/37	13,618
	Fannie Mae Trust
4,257	Series 2004-W8, Class 3A	7.50%	06/25/44	4,972
	FHLMC - GNMA
205	Series 1993-5, Class HA	7.50%	02/25/23	215
561	Series 1994-27, Class D	7.00%	03/25/24	602
	Freddie Mac REMICS
28	Series 1989-84, Class F	9.20%	10/15/20	28
22	Series 1991-1074, Class I	6.75%	05/15/21	22
162	Series 1991-1078, Class GZ	6.50%	05/15/21	163
297	Series 1992-1250, Class J	7.00%	05/15/22	309
9,487	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	2.63%	10/15/22	9,536

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac REMICS (Continued)
$16,098	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (c)	7.47%	03/15/23	$1,468
3,088	Series 1994-1673, Class FB, 10 Yr. U.S. Treasury Yield Curve - 0.50% (d)	1.08%	02/15/24	3,089
111	Series 1996-1807, Class G	9.00%	10/15/20	113
53	Series 1996-1847, Class LL	7.50%	04/15/26	59
11,209	Series 1998-2033, Class IA, IO	7.00%	02/15/28	1,319
2,793	Series 1999-2130, Class KB	6.38%	03/15/29	3,119
40,239	Series 1999-2174, Class PN	6.00%	07/15/29	44,328
9,406	Series 2001-2277, Class B	7.50%	01/15/31	11,249
81	Series 2003-2559, Class PB	5.50%	08/15/30	81
26,725	Series 2003-2647, Class LS, 1 Mo. LIBOR × -2.50 + 14.00% (c)	8.75%	07/15/33	33,209
45,000	Series 2003-2676, Class LL	5.50%	09/15/33	49,481
23,340	Series 2004-2768, Class PW	4.25%	03/15/34	25,380
5,000	Series 2004-2778, Class MM	5.25%	04/15/34	5,624
28	Series 2005-2922, Class QE	5.00%	05/15/34	28
27,148	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	4.57%	02/15/36	4,753
35,811	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (c)	5.12%	08/15/36	7,119
30,321	Series 2006-3237, Class CB	5.50%	07/15/36	31,492
11,000	Series 2010-3626, Class ME	5.00%	01/15/40	12,521
7,743	Series 2010-3758, Class M	4.50%	10/15/38	7,869
7,091	Series 2010-3775, Class KZ	4.00%	08/15/25	7,491
3,870	Series 2012-3994, Class AE	1.63%	02/15/22	3,856
21,336	Series 2013-4178, Class ZN	3.50%	03/15/43	22,441
546	Series 2013-4253, Class TD	2.00%	07/15/40	546
	Freddie Mac Strips
10,880	Series 1994-169, Class IO, IO	8.50%	03/01/23	972
	Government National Mortgage Association
29,583	Series 2002-92, Class PB	5.50%	12/20/32	31,736
7,240	Series 2006-16, Class OP, PO	(f)	03/20/36	6,635
55,000	Series 2007-35, Class NE	6.00%	06/16/37	64,580
5,030	Series 2009-29, Class TA	4.50%	03/16/39	5,211
49,000	Series 2009-61, Class QE	5.50%	08/20/39	59,657
203	Series 2009-81, Class PA	5.50%	02/16/38	204
1,894	Series 2009-102, Class MA	4.00%	06/16/39	1,910
801	Series 2010-121, Class PQ	3.00%	02/20/39	803
32,762	Series 2010-164, Class LE	3.00%	10/20/38	32,809
21,349	Series 2011-136, Class GB	2.50%	05/20/40	21,460
22,803	Series 2013-20, Class KI, IO	5.00%	01/20/43	3,273
				924,298
	Pass-through Securities — 2.0%
	Federal Home Loan Mortgage Corporation
14,887	Pool A47829	4.00%	08/01/35	15,537
6,558	Pool C01252	6.50%	11/01/31	7,427
46,964	Pool G01731	6.50%	12/01/29	52,741
28,605	Pool G06358	4.00%	04/01/41	30,586
2,578	Pool O20138	5.00%	11/01/30	2,786
17,919	Pool U90316	4.00%	10/01/42	19,089

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association
$16,004	Pool 890383	4.00%	01/01/42	$17,103
21,156	Pool AA9393	4.50%	07/01/39	22,918
15,810	Pool AD0659	6.00%	02/01/23	16,273
8,675	Pool AE0050	5.50%	12/01/22	8,930
24,255	Pool AL0791	4.00%	02/01/41	25,918
42,097	Pool AU4289	4.00%	09/01/43	44,977
6,427	Pool MA0561	4.00%	11/01/40	6,867
29,545	Pool MA1028	4.00%	04/01/42	31,574
	Government National Mortgage Association
9,268	Pool 3428	5.00%	08/20/33	10,241
19,866	Pool 3500	5.50%	01/20/34	22,472
7,110	Pool 3711	5.50%	05/20/35	8,012
24,822	Pool 667422	5.00%	10/15/39	27,910
10,220	Pool 706201	5.50%	04/20/39	11,208
12,578	Pool 736558	5.00%	02/15/40	14,139
23,634	Pool 759248	4.00%	02/15/41	25,732
87,669	Pool 769055	3.75%	07/15/41	91,854
47,888	Pool 770005	4.00%	11/15/33	51,390
15,115	Pool MA3525	5.50%	03/20/46	16,911
				582,595
	Total U.S. Government Agency Mortgage-Backed Securities			1,506,893
	(Cost $1,472,838)

MORTGAGE-BACKED SECURITIES — 0.0%
	Collateralized Mortgage Obligations — 0.0%
	MASTR Alternative Loan Trust
686	Series 2004-10, Class 2A1	5.50%	10/25/19	686
63	Series 2005-1, Class 5A1	5.50%	01/25/20	66
	MASTR Asset Securitization Trust
4,666	Series 2004-1, Class 5A4	5.50%	02/25/34	4,950
	Structured Asset Mortgage Investments Trust
6,844	Series 1999-1, Class 2A (g)	6.24%	06/25/29	6,658
	Total Mortgage-Backed Securities			12,360
	(Cost $12,581)

ASSET-BACKED SECURITIES — 0.0%

	California Republic Auto Receivables Trust
8,721	Series 2016-1, Class A4	2.24%	10/15/21	8,720
	Total Asset Backed Securities			8,720
	(Cost $8,671)

	Total Investments — 98.3%			29,081,922
	(Cost $27,138,915) (h)
	Net Other Assets and Liabilities — 1.7%			500,392
	Net Assets — 100.0%			$29,582,314

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Investment in an affiliated fund.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Zero coupon security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,248,109 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $305,102. The net unrealized appreciation was $1,943,007.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 13,136,571	$ 13,136,571	$ —	$ —
Common Stocks*	6,433,037	6,433,037	—	—
U.S. Government Bonds and Notes	2,917,396	—	2,917,396	—
Real Estate Investment Trusts*	2,761,590	2,761,590	—	—
Master Limited Partnerships*	2,305,355	2,305,355	—	—
U.S. Government Agency Mortgage-Backed Securities	1,506,893	—	1,506,893	—
Mortgage-Backed Securities	12,360	—	12,360	—
Asset-Backed Securities	8,720	—	8,720	—
Total Investments	$ 29,081,922	$ 24,636,553	$ 4,445,369	$ —

* See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at March 31, 2019, and for the fiscal year-to-date period (January 1, 2019 to March 31, 2019) are as follows:

Security Name	Shares at 9/30/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2019	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	36,640	$ 430,829	$ 243,999	$ —	$ 44,049	$ —	$ 718,877	$ 24,933
First Trust Low Duration Opportunities ETF	2,000	102,100	62,212	(61,577)	809	436	103,980	1,599
First Trust Preferred Securities and Income ETF	110,640	1,279,835	734,294	(15)	168,813	—	2,182,927	79,663
First Trust Senior Loan Fund	84,840	3,620,661	477,133	(218,803)	152,734	(17,944)	4,013,781	131,072
First Trust Tactical High Yield ETF	53,510	1,456,279	959,536	—	166,042	—	2,581,857	99,231
		$ 6,889,704	$ 2,477,174	$ (280,395)	$ 532,447	$ (17,508)	$ 9,601,422	$ 336,498

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.5%
	Capital Markets – 98.5%
8,760	First Trust BICK Index Fund (a)	$223,818
16,065	First Trust Brazil AlphaDEX® Fund (a)	254,791
11,176	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	585,846
31,837	First Trust Dow Jones Internet Index Fund (a) (b)	4,286,534
23,873	First Trust Emerging Markets AlphaDEX® Fund (a)	563,403
118,801	First Trust Financials AlphaDEX® Fund (a)	3,779,060
5,793	First Trust Germany AlphaDEX® Fund (a)	231,372
74,005	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,180,350
11,578	First Trust Latin America AlphaDEX® Fund (a)	236,191
112,874	First Trust Mid Cap Growth AlphaDEX® Fund (a)	5,055,626
54,398	First Trust NASDAQ-100- Technology Sector Index Fund (a)	4,763,633
105,058	First Trust Small Cap Growth AlphaDEX® Fund (a)	4,614,147
5,089	First Trust Switzerland AlphaDEX® Fund (a)	247,580
69,796	First Trust Technology AlphaDEX® Fund (a)	4,547,209
147,241	First Trust Utilities AlphaDEX® Fund (a)	4,365,696
27,266	iShares Core U.S. Aggregate Bond ETF	3,085,693
15,932	SPDR Bloomberg Barclays High Yield Bond ETF	1,732,446
35,020	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,775,164
Shares	Description	Value

	Capital Markets (Continued)
50,525	SPDR Portfolio Intermediate Term Corporate Bond ETF	$1,782,522
42,018	SPDR Portfolio Long Term Treasury ETF	1,723,999
	Total Investments – 98.5%	49,035,080
	(Cost $45,470,778) (c)
	Net Other Assets and Liabilities – 1.5%	736,546
	Net Assets – 100.0%	$49,771,626

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,755,712 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $191,410. The net unrealized appreciation was $3,564,302.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 49,035,080	$ 49,035,080	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2019, and for the fiscal year-to-date period (January 1, 2019 to September 30, 2019) are as follows:
Security Name	Shares at 9/30/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2019	Dividend Income
First Trust BICK Index Fund	8,760	$ 211,855	$ 33,224	$ (27,155)	$ 6,161	$ (267)	$ 223,818	$ 1,730
First Trust Brazil AlphaDEX® Fund	16,065	188,392	35,309	(5,534)	36,616	8	254,791	4,091
First Trust Developed Markets ex-US AlphaDEX® Fund	11,176	662,064	129,596	(247,604)	37,224	4,566	585,846	12,911
First Trust Dow Jones Internet Index Fund	31,837	3,274,413	736,827	(237,415)	411,667	101,042	4,286,534	—
First Trust Emerging Markets AlphaDEX® Fund	23,873	521,391	90,175	(59,081)	(924)	11,842	563,403	18,690
First Trust Financials AlphaDEX® Fund	118,801	—	3,838,460	—	(59,400)	—	3,779,060	21,313
First Trust Germany AlphaDEX® Fund	5,793	178,425	47,224	(3,873)	8,995	601	231,372	5,476
First Trust Health Care AlphaDEX® Fund	—	3,280,760	721,616	(4,242,754)	463,689	(223,311)	—	—
First Trust Large Cap Growth AlphaDEX® Fund	74,005	3,686,880	746,157	(133,082)	846,398	33,997	5,180,350	25,789
First Trust Latin America AlphaDEX® Fund	11,578	—	238,482	—	(2,291)	—	236,191	130
First Trust Mid Cap Growth AlphaDEX® Fund	112,874	3,490,476	962,459	(303,789)	917,323	(10,843)	5,055,626	2,788
First Trust NASDAQ-100-Technology Sector Index Fund	54,398	3,430,728	603,710	(282,799)	909,794	102,200	4,763,633	24,768
First Trust NYSE Arca Biotechnology Index Fund	—	3,104,379	905,859	(4,129,096)	804,336	(685,478)	—	—
First Trust Small Cap Growth AlphaDEX® Fund	105,058	3,417,640	1,013,630	(157,944)	305,966	34,855	4,614,147	4,171
First Trust Switzerland AlphaDEX® Fund	5,089	191,844	40,810	(6,868)	20,750	1,044	247,580	5,436
First Trust Technology AlphaDEX® Fund	69,796	3,351,271	657,688	(294,554)	782,607	50,197	4,547,209	15,015
First Trust Utilities AlphaDEX® Fund	147,241	—	4,149,025	—	216,671	—	4,365,696	52,136
		$28,990,518	$14,950,251	$(10,131,548)	$5,705,582	$(579,547)	$38,935,256	$194,444

Additional Information
First Trust/Dow Jones Dividend & Income Allocation Portfolio
September 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. (“First Trust”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGE.
First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
The Fund is not sponsored, endorsed, sold or promoted by the Dorsey, Wright & Associates, LLC (together with its affiliates, “Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund, Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund are to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DORSEY WRIGHT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DORSEY WRIGHT AND FIRST TRUST.